UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 36.8%
U.S. Government Agencies - 3.2%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	$3,350,000	$3,369,725	(a)
Federal Home Loan Bank (FHLB), Bonds	0.875%	5/24/17	40,000	40,028
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,198,729
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,282,257
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,887,942

Total U.S. Government Agencies				17,778,681

U.S. Government Obligations - 33.6%
U.S. Treasury Bonds	2.750%	11/15/42	5,890,000	5,653,251
U.S. Treasury Bonds	2.875%	5/15/43	15,410,000	15,126,487
U.S. Treasury Bonds	3.750%	11/15/43	3,160,000	3,629,434
U.S. Treasury Bonds	3.000%	11/15/45	4,090,000	4,104,221
U.S. Treasury Bonds	2.500%	2/15/46	9,640,000	8,724,576
U.S. Treasury Bonds	2.500%	5/15/46	4,020,000	3,636,685
U.S. Treasury Bonds	2.250%	8/15/46	1,430,000	1,222,985
U.S. Treasury Bonds	2.875%	11/15/46	2,300,000	2,255,348
U.S. Treasury Notes	0.750%	10/31/18	1,180,000	1,172,303
U.S. Treasury Notes	1.625%	6/30/20	20,520,000	20,547,251
U.S. Treasury Notes	2.625%	11/15/20	3,450,000	3,567,786
U.S. Treasury Notes	1.375%	1/31/21	9,620,000	9,489,601
U.S. Treasury Notes	1.875%	1/31/22	2,820,000	2,817,908
U.S. Treasury Notes	1.750%	3/31/22	15,310,000	15,178,426
U.S. Treasury Notes	1.500%	2/28/23	21,230,000	20,537,541
U.S. Treasury Notes	1.375%	6/30/23	11,950,000	11,423,925
U.S. Treasury Notes	1.250%	7/31/23	8,430,000	7,985,124
U.S. Treasury Notes	1.375%	8/31/23	7,610,000	7,256,553
U.S. Treasury Notes	1.375%	9/30/23	980,000	933,488
U.S. Treasury Notes	2.125%	11/30/23	17,120,000	17,087,232
U.S. Treasury Notes	2.250%	12/31/23	1,610,000	1,618,489
U.S. Treasury Notes	2.250%	1/31/24	4,470,000	4,490,777
U.S. Treasury Notes	2.125%	2/29/24	5,820,000	5,797,948
U.S. Treasury Notes	2.375%	8/15/24	580,000	585,505
U.S. Treasury Notes	2.000%	2/15/25	6,460,000	6,323,733
U.S. Treasury Notes	2.000%	8/15/25	1,030,000	1,003,969
U.S. Treasury Notes	1.625%	5/15/26	1,190,000	1,117,205
U.S. Treasury Notes	2.250%	2/15/27	1,600,000	1,584,563

Total U.S. Government Obligations				184,872,314

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $205,412,178)				202,650,995

ASSET-BACKED SECURITIES - 9.6%
Access Group Inc., 2005-A A3	1.282%	7/25/34	1,888,509	1,756,485	(b)
Apidos CLO, 2013-16A B	3.825%	1/19/25	800,000	801,145	(a)(b)
Apidos CLO, 2015-22A A1	2.381%	10/20/27	1,500,000	1,511,200	(a)(b)
Apollo Credit Funding Ltd., 2004-A A1	2.493%	4/15/27	750,000	755,071	(a)(b)
Ares CLO Ltd., 2014-32A A2R	2.793%	11/15/25	500,000	501,966	(a)(b)
Ares CLO Ltd., 2015-1A A1R	2.313%	12/5/25	1,000,000	1,002,953	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3	3.085%	3/25/44	779,849	770,023	(b)
Benefit Street Partners CLO Ltd., 2014-IVA CR	5.046%	1/20/29	500,000	500,932	(a)(b)

BlueMountain CLO Ltd., 2012-2A AR	2.472%	11/20/28	1,250,000	1,262,435	(a)(b)
Bowman Park CLO Ltd., 2014-1A D1R	4.385%	11/23/25	1,000,000	997,500	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1	2.493%	10/15/25	250,000	251,627	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR	2.275%	5/15/25	1,250,000	1,252,766	(a)(b)
Cent CLO LP, 2013-17A A1	2.339%	1/30/25	500,000	500,059	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CIFC Funding Ltd., 2014-1A B1	3.024%	4/18/25	$1,000,000	$1,000,305	(a)(b)
CIFC Funding Ltd., 2014-4A A1R	2.377%	10/17/26	500,000	500,645	(a)(b)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	85,989	86,017	(a)
Countrywide Asset-Backed Certificates, 2005-8 M4	1.398%	12/25/35	1,470,000	1,440,242	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.918%	11/15/36	1,117,867	910,595	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.910%	1/15/37	1,329,696	1,216,453	(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-CB1 AV1	1.258%	1/25/36	3,236,803	3,092,082	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.671%	10/27/31	1,368,652	1,400,686	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	1,236,204	1,247,690	(a)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1	1.905%	3/25/33	957,870	926,738	(b)
Galaxy CLO Ltd., 2013-15A B	2.873%	4/15/25	500,000	503,217	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	4.164%	2/20/32	250,000	227,092	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.267%	3/13/32	425,000	384,760	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	74,321	73,810	(a)
GSAA Home Equity Trust, 2005-8 A4	1.048%	6/25/35	383,864	377,698	(b)
GT Loan Financing Ltd., 2013-1A A	2.309%	10/28/24	500,000	500,816	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A	2.563%	4/15/27	750,000	754,612	(a)(b)
JFIN CLO Ltd., 2016-1A A2A	1.787%	7/27/28	650,000	633,008	(a)(b)
LCM Ltd. Partnership, 2023-A A1	2.506%	10/20/29	750,000	753,892	(a)(b)
Magnetite CLO Ltd., 2016-18A A	2.263%	11/15/28	740,000	744,393	(a)(b)
Magnetite CLO Ltd., 2016-18A C	3.203%	11/15/28	500,000	496,993	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1	2.128%	2/25/33	929,629	894,930	(b)
NCUA Guaranteed Notes, 2010-A1 A	1.116%	12/7/20	916,985	915,765	(b)
OHA Loan Funding Ltd., 2015-1A AR	2.449%	8/15/29	500,000	503,609	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4	1.926%	2/25/35	1,180,000	1,165,556	(b)
OZLM Ltd., 2014-8A A1A	2.463%	10/17/26	250,000	250,683	(a)(b)
OZLM Ltd., 2015-12A A1	2.489%	4/30/27	1,250,000	1,260,047	(a)(b)
Saranac CLO Ltd., 2014-2A B	3.102%	2/20/25	500,000	500,109	(a)(b)
SASCO Mortgage Loan Trust, 2005-GEL1 M1	1.596%	12/25/34	388,415	381,187	(b)
Shackleton CLO Ltd., 2013-4A B1	3.022%	1/13/25	500,000	503,749	(a)(b)
SLM Student Loan Trust, 2002-A A2	1.513%	12/16/30	1,412,612	1,386,897	(b)
SLM Student Loan Trust, 2003-04 A5A	1.713%	3/15/33	436,109	417,993	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.713%	3/15/33	1,573,589	1,522,933	(a)(b)
SLM Student Loan Trust, 2005-8 A5	1.208%	1/25/40	2,910,000	2,704,000	(b)
SLM Student Loan Trust, 2006-1 A5	1.148%	7/26/21	1,340,000	1,293,868	(b)
SLM Student Loan Trust, 2006-BW A5	1.063%	12/15/39	4,070,000	3,844,542	(b)
SLM Student Loan Trust, 2013-A A1	1.370%	8/15/22	81,812	81,849	(a)(b)
Small Business Administration Participation Certificates, 2016-20A 1	2.780%	1/1/36	137,889	137,706
SMB Private Education Loan Trust, 2014-A A1	1.270%	9/15/21	450,798	450,601	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	2.390%	10/20/26	500,000	499,590	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.380%	4/15/28	500,000	503,703	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	2.212%	7/17/28	1,000,000	1,013,247	(a)(b)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	750,000	756,777	(a)(b)
TICP CLO Ltd., 2014-2A A1A	2.480%	7/20/26	500,000	500,181	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	189,910	192,085

Venture CDO Ltd., 2016-24A A1D	2.240%	10/20/28	500,000	502,824	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1B	3.570%	7/25/26	1,250,000	1,251,420	(a)
ZAIS CLO 5 Ltd., 2016-2A A1	2.414%	10/15/28	500,000	503,742	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $52,617,751)				53,075,499

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%
ARM Trust, 2004-5 4A1	3.453%	4/25/35	$937,869	$909,764	(b)
Bayview Commercial Asset Trust, 2006-3A A1	1.021%	10/25/36	1,042,053	881,585	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,009,903	(a)(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	530,000	544,992	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC D	6.172%	11/15/21	1,810,000	1,856,600	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	665,879
Citigroup Commercial Mortgage Trust, 2015-GC33 A4	3.778%	9/10/58	520,000	542,435
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.910%	2/25/36	105,175	104,666	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	80,000	85,299
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	75,301	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.083%	10/10/46	40,000	40,636	(b)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	593,819	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	0.950%	12/10/23	2,622,935	102,894	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.248%	7/15/47	6,074,203	342,264	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.385%	3/10/47	4,046,877	257,180	(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.720%	9/15/38	580,000	578,387	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	2.120%	9/15/38	894,000	886,676	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.472%	12/29/45	596,742	597,775	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	432	445
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	4,342,466	511,394
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.480%	9/15/42	1,014,765	171,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	189	14
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.342%	11/25/19	2,883,947	81,620	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ08 A2	2.356%	8/25/22	540,000	540,503
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	128	126
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,709,629	210,796
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	1,947,237	215,116
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1	1.978%	7/25/24	84,619	84,813	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1	2.221%	1/25/29	1,333,446	1,341,020	(a)(b)
FREMF Mortgage Trust, 2013-KF02 C	4.624%	12/25/45	67,813	68,463	(a)(b)
FREMF Mortgage Trust, 2015-K44 C	3.685%	1/25/48	520,000	474,914	(a)(b)
GE Business Loan Trust, 2006-2A A	0.511%	11/15/34	848,268	804,222	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	1.122%	8/20/58	844,467	836,166	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	1.222%	11/20/60	2,040,279	2,029,219	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	1.272%	2/20/61	695,034	692,873	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.272%	3/20/61	349,864	348,651	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.068%	4/16/53	3,971,026	157,630	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA	1.122%	12/20/62	1,356,418	1,344,220	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.675%	4/16/47	$10,424,055	$480,311	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.976%	6/16/54	5,465,221	345,713	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.910%	8/16/54	4,664,960	253,410	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.669%	5/16/55	5,651,438	279,297	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.790%	8/16/54	7,171,026	396,029	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	0.898%	1/16/57	5,330,695	349,406	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	263,735	(b)
GS Mortgage Securities Trust, 2015-7R A	0.921%	9/26/37	1,197,689	1,138,263	(a)(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.000%	10/10/49	570,000	563,385	(b)
HarborView Mortgage Loan Trust, 2004-10 4A	3.239%	1/19/35	301,952	297,911	(b)
HarborView Mortgage Loan Trust, 2005-9 B1	1.379%	6/20/35	1,584,748	1,473,707	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 AS	4.409%	8/15/46	690,000	740,063	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.046%	11/15/45	160,000	168,540	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.886%	1/15/47	90,000	97,682	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.560%	9/15/47	300,000	297,211	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.202%	5/15/48	1,600,000	1,553,889	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.310%	7/15/48	654,000	645,164	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	1,860,000	1,946,577
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C	2.870%	8/15/27	400,000	399,993	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.520%	5/15/28	1,120,000	1,046,353	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	540,000	526,993
MASTR ARM Trust, 2004-11 M1	1.411%	11/25/34	60,556	60,559	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.143%	2/25/34	413,338	415,946	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.084%	7/15/46	550,000	591,362	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,130,000	1,174,693
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	520,000	540,228
Morgan Stanley Capital I Trust, 2016-BNK2 A4	3.049%	11/15/49	610,000	604,634
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	520,071
Morgan Stanley Capital I Trust, 2016-UB12 A4	3.596%	12/15/49	530,000	545,653
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A	1.671%	7/25/34	370,372	364,063	(b)
Morgan Stanley Re-remic Trust, 2015-R3 9A2	1.016%	4/26/47	3,517,000	2,810,829	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	1.864%	5/10/19	1,380,000	1,376,917	(a)(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,426,517	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	540,000	542,069	(a)
Nomura Resecuritization Trust, 2015-6R 3A1	0.946%	5/26/46	959,494	931,161	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	72,614	73,436
SACO I Trust, 2007-VA1 A	8.998%	6/25/21	411,195	422,626	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.428%	4/25/24	$1,059,332	$1,069,463	(b)
Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2	3.378%	12/25/27	963,656	987,143	(b)
Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2	3.628%	4/25/28	3,110,000	3,219,381	(b)
Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2	3.421%	3/25/28	1,035,332	1,060,407	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.678%	7/25/28	1,080,000	1,124,320	(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.089%	5/10/45	1,785,189	155,980	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.496%	12/10/45	570,000	549,089	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A2A	1.511%	11/25/34	883,409	794,293	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,672,855	1,631,564	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	540,000	528,696	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	570,000	586,197
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,113,158
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	533,428
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7	3.004%	8/25/34	326,781	334,241	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.678%	12/15/45	2,387,036	164,284	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.848%	10/15/57	520,000	512,750	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.687%	10/15/57	6,002,793	207,918	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $62,721,456)				61,226,524

CORPORATE BONDS & NOTES - 30.8%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.7%
Ford Motor Co., Senior Notes	4.750%	1/15/43	110,000	105,795
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,166,431
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	397,526
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	538,214
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	970,000	979,608
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	682,570	(a)

Total Automobiles				3,870,144

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	814,022

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	100,000	101,988
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	312,650
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	263,008

Total Household Durables				677,646

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	930,000	979,665
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	818,131

Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	282,502
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	150,497	(a)

Total Media				2,230,795

TOTAL CONSUMER DISCRETIONARY				7,592,607

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	$300,000	$303,348
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	1,020,000	1,042,451
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,110,000	1,129,184
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	470,000	515,908
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,354,626
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	824,120
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	140,107
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	553,737	(a)

Total Beverages				5,863,481

Food & Staples Retailing - 0.5%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	292,866
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,050,684
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	896,418
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	659,035

Total Food & Staples Retailing				2,899,003

Food Products - 0.9%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,787,538	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	545,107	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	165,012
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	290,000	295,003
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,155,163	(a)
Tyson Foods Inc., Senior Bonds	4.875%	8/15/34	120,000	124,013
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	484,590	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	570,065	(a)

Total Food Products				5,126,491

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	775,887
Altria Group Inc., Senior Notes	2.850%	8/9/22	410,000	410,404
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	839,820
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,110,598
Reynolds American Inc., Senior Notes	3.250%	6/12/20	205,000	210,147
Reynolds American Inc., Senior Notes	4.450%	6/12/25	190,000	200,898

Total Tobacco				3,547,754

TOTAL CONSUMER STAPLES				17,436,729

ENERGY - 4.1%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Bonds	3.800%	11/15/25	380,000	389,491
Petrofac Ltd., Senior Notes	3.400%	10/10/18	510,000	515,354	(a)

Total Energy Equipment & Services				904,845

Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	520,000	584,048
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	622,589
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	587,123
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	990,000	967,998
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,454
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	511,942
Chevron Corp., Senior Notes	2.954%	5/16/26	630,000	622,026
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	843,430

ConocoPhillips, Senior Notes	5.200%	5/15/18	820,000	854,641
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,280,000	1,285,318
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	551,923

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	4.250%	9/18/18	$270,000	$278,438
Ecopetrol SA, Senior Notes	5.375%	6/26/26	840,000	862,092
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	424,046
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	960,000	984,349
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	315,709
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	499,595
Noble Energy Inc., Senior Notes	8.250%	3/1/19	380,000	424,462
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,723
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	327,454
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	310,000	311,041
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	486,105
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	323,600
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	389,550
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	477,520
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	338,325
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	501,900
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	723,140
Phillips 66, Senior Notes	2.950%	5/1/17	190,000	190,511
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	827,958	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	502,236
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,023,624
Shell International Finance BV, Senior Notes	3.250%	5/11/25	380,000	383,363
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	389,152
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	9,754
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	270,000	270,654	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,420,000	1,508,538	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	980,000	1,260,247
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	231,000

Total Oil, Gas & Consumable Fuels				21,777,578

TOTAL ENERGY				22,682,423

FINANCIALS - 14.3%
Banks - 9.8%
Bank of America Corp., Senior Notes	2.600%	1/15/19	550,000	556,990
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	99,209
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	974,421
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,621,603
Bank of America Corp., Senior Notes	3.875%	8/1/25	610,000	623,511
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	456,638
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	618,753
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,810,000	1,822,375
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	732,774
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	322,210
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,140,442
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,441,438	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	291,618
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	699,011
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,779,692
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	50,675
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	88,696
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	688,215
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	958,378
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	183,223
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,620,000	2,682,793
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	125,696
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	665,000	778,881	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	720,000	759,501
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,230,000	1,254,813
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,500,000	1,463,967

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	$670,000	$740,350	(a)(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,219,819
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,653,186
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	437,744
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	629,096
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	997,946	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	511,524	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	798,384	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	993,910	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	138,785
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,119,358
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	790,000	807,312
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,535,355
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	940,023
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,228,342	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	663,721	(a)
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	330,000	337,459
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	520,000	529,128
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	592,195
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,194,144	(a)
Swedbank Hypotek AB, Senior Secured Notes	2.375%	4/5/17	1,900,000	1,902,075	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	290,000	295,638	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/17	2,218,000	2,215,227	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	110,000	118,800	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	691,382
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	690,000	699,699
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	409,268
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,383,968
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	95,504

Total Banks				54,094,865

Capital Markets - 2.6%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	970,000	997,991
Credit Suisse NY, Senior Notes	3.625%	9/9/24	540,000	548,589
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/31/17	91,000	75,459	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	138,403
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,643,082
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,280,807
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,183,282
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,542,092
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	287,962
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	350,000	344,773
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,337,570
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	63,944
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/31/17	6,200,000	0	*(c)(d)(e)(f)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.850%	8/19/65	360,000	0	*(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(e)(f)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,631,774
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	391,617

Total Capital Markets				14,467,345

Consumer Finance - 0.5%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	951,935
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	566,438
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	436,741
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	590,482

Total Consumer Finance				2,545,596

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	$540,000	$567,826
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	213,054
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,353,633	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,476,173
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,160,000	1,309,153
Nationwide Building Society, Senior Notes	2.450%	7/27/21	550,000	543,728	(a)

Total Diversified Financial Services				5,463,567

Insurance - 0.3%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,771
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	120,000	122,075
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	482,625	(a)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	401,073
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	370,000	489,787	(a)

Total Insurance				1,666,331

Thrifts & Mortgage Finance - 0.1%
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	388,617	(a)

TOTAL FINANCIALS				78,626,321

HEALTH CARE - 1.9%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	219,007
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	507,855
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	123,639
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	421,898
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	654,383
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	640,000	642,974
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	678,641

Total Biotechnology				3,248,397

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	400,000	402,128
Abbott Laboratories, Senior Notes	3.400%	11/30/23	1,000,000	1,005,352
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	84,000	86,871
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	290,000	308,149
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	214,902
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	410,533

Total Health Care Equipment & Supplies				2,427,935

Health Care Providers & Services - 0.4%
Aetna Inc., Senior Notes	2.400%	6/15/21	300,000	303,295
Aetna Inc., Senior Notes	2.800%	6/15/23	70,000	69,736
Aetna Inc., Senior Notes	3.200%	6/15/26	190,000	191,650
Anthem Inc., Senior Notes	5.875%	6/15/17	100,000	101,239
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	72,449
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	331,605
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	502,271
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	110,713
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	403,334
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	199,045

Total Health Care Providers & Services				2,285,337

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	525,184

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	$600,000	$613,336
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	350,000	353,716
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	128,908
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	750,000	751,408
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	240,599

Total Pharmaceuticals				2,087,967

TOTAL HEALTH CARE				10,574,820

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	847,447
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	196,760
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	460,141
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	183,264

Total Aerospace & Defense				1,687,612

Airlines - 0.0%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	75,078	79,770
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	123,808	126,284

Total Airlines				206,054

Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	748,742
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	466,044

Total Commercial Services & Supplies				1,214,786

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	1.500%	11/2/17	200,000	200,129
Eaton Corp., Senior Notes	2.750%	11/2/22	1,250,000	1,254,360

Total Electrical Equipment				1,454,489

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	244,735
General Electric Co., Senior Notes	4.650%	10/17/21	330,000	364,717
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,281,027
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	228,297
General Electric Co., Subordinated Notes	5.300%	2/11/21	184,000	204,641

Total Industrial Conglomerates				3,323,417

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	364,134

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	290,000	333,663	(a)

TOTAL INDUSTRIALS				8,584,155

INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	460,762	(a)

IT Services - 0.3%
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	846,890
Visa Inc., Senior Notes	3.150%	12/14/25	290,000	293,525
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	343,399

Total IT Services				1,483,814

Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	147,207

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.5%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	$1,190,000	$1,130,801
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,285,345
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	19,139
Oracle Corp., Senior Notes	1.200%	10/15/17	540,000	540,442

Total Software				2,975,727

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.450%	8/4/26	570,000	540,403
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	790,000	807,862	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	650,000	681,620	(a)

Total Technology Hardware, Storage & Peripherals				2,029,885

TOTAL INFORMATION TECHNOLOGY				7,097,395

MATERIALS - 1.7%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	880,000	877,841	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	538,186	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	391,297

Total Chemicals				1,807,324

Metals & Mining - 1.3%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	770,000	826,787
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,140,000	1,303,020	(a)(b)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	72,000	73,980	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	700,800
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,904,897	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	270,000	283,917
Southern Copper Corp., Senior Notes	3.500%	11/8/22	840,000	846,252
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,330,000	1,453,025

Total Metals & Mining				7,392,678

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	330,000	345,091

TOTAL MATERIALS				9,545,093

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	697,936	(a)

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	372,783
AT&T Inc., Senior Notes	3.400%	5/15/25	1,070,000	1,034,447
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	860,000	862,355	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	118,020
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	250,000	274,793
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	741,648

Total Diversified Telecommunication Services				3,404,046

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,168,734

TOTAL TELECOMMUNICATION SERVICES				4,572,780

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	880,000	887,838
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,127,096
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	500,000	567,250	(g)

TOTAL UTILITIES				2,582,184

TOTAL CORPORATE BONDS & NOTES (Cost - $172,978,072)				169,992,443

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 0.9%
FNMA - 0.9%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	$3,558	$3,852
Federal National Mortgage Association (FNMA)	1.842%	5/1/43	4,348,608	4,487,281	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-9/1/43	318,483	327,642

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,684,270)				4,818,775

MUNICIPAL BONDS - 0.2%
Virginia - 0.2%
Virginia State Housing Development Authority Revenue (Cost - $743,077)	6.000%	6/25/34	752,986	809,211

SOVEREIGN BONDS - 3.2%
Brazil - 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	480,000	502,080

Canada - 0.8%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,398,837
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,543,248
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,408,960

Total Canada				4,351,045

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	920,000	994,060

Germany - 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	369,405

Indonesia - 0.3%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	263,391	(g)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	544,010	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	1,080,000	1,130,656	(g)

Total Indonesia				1,938,057

Mexico - 0.7%
United Mexican States, Senior Notes	3.625%	3/15/22	2,600,000	2,657,200
United Mexican States, Senior Notes	3.600%	1/30/25	1,040,000	1,031,680

Total Mexico				3,688,880

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	206,200
Republic of Peru, Senior Bonds	5.625%	11/18/50	990,000	1,168,200

Total Peru				1,374,400

Poland - 0.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,511,762
Republic of Poland, Senior Notes	4.000%	1/22/24	1,670,000	1,750,850

Total Poland				3,262,612

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	600,000	645,264	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	304,415	365,079	(g)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	96,300	115,491	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	212,231	(g)

Total Russia				1,338,065

TOTAL SOVEREIGN BONDS (Cost - $17,661,309)				17,818,604

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.2%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	$1,263,810	$1,416,197
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,158,544	1,122,456
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	10,594,064	10,741,798
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,566,081	2,645,324
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,303,130	1,315,047
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,798,444	1,843,858
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	4,069,128	3,999,782

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $22,636,808)				23,084,462

		EXPIRATION DATE	CONTRACTS / NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
Interest rate swaption with Goldman Sachs Group Inc., Call @ 1.75%		4/5/17	103,000,000	40,613
U.S. Treasury 5-Year Notes Futures, Put @ $115.00		3/24/17	48	1,125
U.S. Treasury 5-Year Notes Futures, Put @ $117.00		3/24/17	48	8,625
U.S. Treasury 10-Year Notes Futures, Call @ $125.00		3/24/17	39	18,891
U.S. Treasury 10-Year Notes Futures, Call @ $126.00		3/24/17	48	9,750
U.S. Treasury 10-Year Notes Futures, Put @ $119.00		3/24/17	40	625
U.S. Treasury 10-Year Notes Futures, Put @ $122.00		3/24/17	40	3,125
U.S. Treasury 10-Year Notes Futures, Put @ $123.50		4/21/17	20	10,000
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00		3/24/17	4	3,812

TOTAL PURCHASED OPTIONS (Cost - $223,273)				96,566

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $539,678,194)				533,573,079

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.1%
COMMERCIAL PAPER - 2.0%
Bank of Nova Scotia	1.268%	3/1/17	$5,550,000	5,550,000	(h)(i)
BNP Paribas NY Branch	1.268%	3/1/17	5,550,000	5,550,000	(i)

TOTAL COMMERCIAL PAPER (Cost - $11,100,000)				11,100,000

			SHARES
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $613,999)	0.479%		613,999	613,999

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,713,999)				11,713,999

TOTAL INVESTMENTS - 98.9% (Cost - $551,392,193#)				545,287,078
Other Assets in Excess of Liabilities - 1.1%				6,109,630

TOTAL NET ASSETS - 100.0%				$551,396,708

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of February 28, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE/ STRIKE RATE	CONTRACTS/ NOTIONAL AMOUNT	VALUE
Interest rate swaption with Goldman Sachs Group Inc., Call	4/5/17	1.60%	206,000,000	$22,899
U.S. Treasury 5-Year Notes Futures, Call	3/24/17	$118.50	196	27,562
U.S. Treasury 5-Year Notes Futures, Call	3/24/17	118.25	19	4,007
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	119.25	119	13,016
U.S. Treasury 5-Year Notes Futures, Call	4/21/17	118.75	20	3,906
U.S. Treasury 5-Year Notes Futures, Put	3/24/17	116.75	41	5,445
U.S. Treasury 5-Year Notes Futures, Put	3/24/17	116.00	97	5,305
U.S. Treasury 5-Year Notes Futures, Put	4/21/17	116.00	119	13,016
U.S. Treasury 5-Year Notes Futures, Put	4/21/17	115.75	20	1,719
U.S. Treasury 10-Year Notes Futures, Call	3/24/17	126.50	19	2,375
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.50	187	70,125
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	127.00	61	28,594
U.S. Treasury 10-Year Notes Futures, Call	5/26/17	128.00	31	9,688
U.S. Treasury 10-Year Notes Futures, Put	3/24/17	120.50	80	2,500
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	119.50	118	14,750
U.S. Treasury 10-Year Notes Futures, Put	5/26/17	121.00	31	7,750
U.S. Treasury Long-Term Bonds Futures, Call	3/24/17	152.00	3	4,172
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	160.00	40	26,250
U.S. Treasury Long-Term Bonds Futures, Call	5/26/17	158.00	21	20,344

TOTAL WRITTEN OPTIONS (Premiums received - $458,315)				$283,423

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$202,650,995	—		$202,650,995
Asset-Backed Securities	—	53,075,499	—		53,075,499
Collateralized Mortgage Obligations	—	61,226,524	—		61,226,524
Corporate Bonds & Notes:
Financials	—	78,626,321	$0	*	78,626,321
Other Corporate Bonds & Notes	—	91,366,122	—		91,366,122
Mortgage-Backed Securities	—	4,818,775	—		4,818,775
Municipal Bonds	—	809,211	—		809,211
Sovereign Bonds	—	17,818,604	—		17,818,604
U.S. Treasury Inflation Protected Securities	—	23,084,462	—		23,084,462
Purchased Options	$55,953	40,613	—		96,566

Total Long-Term Investments	$55,953	$533,517,126	0	*	$533,573,079

Short-Term Investments†:
Commercial Paper	—	$11,100,000	—		$11,100,000
Money Market Funds	$613,999	—	—		613,999

Total Short-Term Investments	$613,999	$11,100,000	—		$11,713,999

Total Investments	$669,952	$544,617,126	—		$545,287,078

Other Financial Instruments:
Futures Contracts	$249,769	—	—		$249,769
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$4,053	—		4,053
Centrally Cleared Interest Rate Swaps	—	1,929,686	—		1,929,686

Total Other Financial Instruments	$249,769	$1,933,739	—		$2,183,508

Total	$919,721	$546,550,865	—		$547,470,586

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$260,524	$22,899	—		$283,423
Futures Contracts	497,224	—	—		497,224
Centrally Cleared Interest Rate Swaps	—	254,765	—		254,765

Total	$757,748	$277,664	—		$1,035,412

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,633,073
Gross unrealized depreciation	(13,738,188)

Net unrealized depreciation	$(6,105,115)

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	169	6/17	$36,572,262	$36,572,656	$394
U.S. Treasury 5-Year Notes	863	6/17	101,472,341	101,577,797	105,456
U.S. Treasury 10-Year Notes	30	6/17	3,730,579	3,737,344	6,765

					112,615

Contracts to Sell:
90-Day Eurodollar	568	3/17	140,546,754	140,409,600	137,154
U.S. Treasury Long-Term Bonds	47	6/17	7,055,519	7,127,844	(72,325)
U.S. Treasury Ultra Long-Term Bonds	169	6/17	26,963,520	27,341,031	(377,511)
U.S. Treasury Ultra 10-Year Notes	75	6/17	9,997,925	10,045,313	(47,388)

					(360,070)

Net unrealized depreciation on open futures contracts					$(247,455)

At February 28, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$300,000	6/20/21	0.67%	1.000% quarterly	$4,053	$2,239	$1,814

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$8,200,000	6/13/21	3-Month LIBOR-quarterly	1.185% semi-annually	—	$(254,765)
Chicago Mercantile Exchange	16,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR-quarterly	—	131,502
Chicago Mercantile Exchange	24,676,000	11/30/22	1.900% semi-annually	3-Month LIBOR-quarterly	—	242,220
Chicago Mercantile Exchange	20,864,000	5/15/23	1.267% semi-annually	3-Month LIBOR-quarterly	$7,519	1,038,291
Chicago Mercantile Exchange	8,180,000	6/13/26	1.580% semi-annually	3-Month LIBOR-quarterly	1,076	517,673

Total	$77,920,000				$8,595	$1,674,921

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 26, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 26, 2017